Share-based payment arrangements - ESAP (Details) $ / shares in Units, shares in Millions, SFr in Millions, $ in Millions		12 Months Ended
	Dec. 31, 2016 CHF (SFr) SFr / shares $ / shares shares	Dec. 31, 2016 CHF (SFr) SFr / shares $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2015 SFr / shares shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 SFr / shares
Summary of the activity related to share-based compensation arrangement
Number of shares Exercised | shares			(2.6)
Cash received upon exercise | $			$ 50
Weighted-average exercise price, Exercised (in Swiss francs per share) | SFr / shares		18.78
ESAP
Share-based Compensation Arrangement by Share-based Payment Award
Length of each savings period under the employee share acquisition plan (ESAP)			12 months
Number of ABB Ltd shares representing each ADS in the United States | $ / shares	1	1
Contractual term			1 year
Time period of interest rate used as the basis for the risk-free rate			1 year
Expected volatility (as a percent)			20.00%	20.00%	20.00%	18.00%	18.00%
Dividend yield (as a percent)			3.70%	3.90%	3.90%	3.10%	3.10%
Expected term			1 year	1 year	1 year	1 year	1 year
Risk-free interest rate (as a percent)			(0.70%)	(0.80%)	(0.80%)	(0.10%)	(0.10%)
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at beginning | shares			3.7
Number of shares Granted | shares			3.4
Number of shares Forfeited | shares			(0.2)
Number of shares not exercised (savings returned plus interest) | shares			(0.9)
Number of shares outstanding at end | shares	3.4		3.4	3.7	3.7
Number of shares vested and expected to vest | shares	3.3		3.3
Exercisable at period end | shares
Weighted-average exercise price at beginning of period (in Swiss francs per share) | SFr / shares		18.78
Exercise prices per ADS (in Swiss francs or USD per share) | (per share)		SFr 20.12	$ 20.52	$ 19.10	SFr 18.78	$ 21.81	SFr 20.97
Weighted average exercise price, Forfeited (in Swiss francs per share) | SFr / shares		18.84
Weighted-average exercise price, Not exercised (savings returned plus interest) (in Swiss francs per share) | SFr / shares		18.78
Weighted-average exercise price at end of period (in Swiss francs per share) | SFr / shares	20.12	20.12			18.78
Weighted-average exercise price of shares Vested and expected to vest at end of period (in Swiss francs per share) | SFr / shares	20.12	20.12
Exercisable at period end (in Swiss francs per share) | SFr / shares
Weighted-average remaining contractual term of ESAP	9 months 18 days
Weighted-average remaining contractual term of ESAP, Vested and expected to vest			9 months 18 days
Aggregate intrinsic value of ESAP | SFr	SFr 4.7	SFr 4.7
Aggregate intrinsic value of ESAP, Vested and expected to vest | SFr	4.5	4.5
Aggregate intrinsic value of ESAP, exercisable at end of period | SFr
Weighted-average grant-date fair value (per option) | SFr / shares		1.24			1.07		1.19